Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Issuances	£ 3,502	£ 15,381
Redemption of subordinated debt	3,661	£ 8,367
Barclays Bank PLC loans issued intra-group Barclays PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Issuances	3,365
Redemption of subordinated debt	3,644
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	137
Redemption of subordinated debt	£ 17